INVENTORY (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Inventory [Line Items]
Inventory Valuation Reserves	$ 200,000	$ 0
Inventory Write-down	$ 159,000	$ 0